Annual Total Returns - Fidelity Asset Manager 30% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 30% - Fidelity Advisor Asset Manager 30%: Class A	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	10.62%
Annual Return 2011	1.48%
Annual Return 2012	8.24%
Annual Return 2013	7.72%
Annual Return 2014	4.47%
Annual Return 2015	(0.60%)
Annual Return 2016	5.17%
Annual Return 2017	9.18%
Annual Return 2018	(3.24%)
Annual Return 2019	13.05%